FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities - Debt securities [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	£ 3,308
Exchange and other movements	(103)
Additions (repayments)	1,897
Financial assets that have been written off during the year	(1)
Disposal of businesses	(4)
Ending Balance	5,097
Allowance for impairment losses	(2)
Total debt securities	5,095
Due from fellow Lloyds Banking Group undertakings	1,878
Total financial assets at amortised cost	474,709
The Group [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3,305
Exchange and other movements	(103)
Additions (repayments)	1,897
Disposal of businesses	(4)
Ending Balance	5,095
Total debt securities	5,095
Due from fellow Lloyds Banking Group undertakings	1,878
Total financial assets at amortised cost	431,113
The Group [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3
Financial assets that have been written off during the year	(1)
Ending Balance	2
Allowance for impairment losses	(2)
Total debt securities
Total financial assets at amortised cost	3,965
The Group [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Total financial assets at amortised cost	24,318
The Group [member] | Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Total financial assets at amortised cost	15,313
The Group [member] | Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3,637
Total debt securities
The Group [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	(329)
Total debt securities
The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3,182
Exchange and other movements	(251)
Additions (repayments)	2,029
Ending Balance	4,960
Total debt securities	4,960
Due from fellow Lloyds Banking Group undertakings	153,585
Total financial assets at amortised cost	334,013
The Bank [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	3,182
Exchange and other movements	(251)
Additions (repayments)	2,029
Ending Balance	4,960
Total debt securities	4,960
Due from fellow Lloyds Banking Group undertakings	153,585
Total financial assets at amortised cost	321,868
The Bank [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Total financial assets at amortised cost	1,641
The Bank [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Total financial assets at amortised cost	10,504
The Bank [member] | Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Debt securities [Line Items]
Beginning Balance	£ 3,182
Total debt securities